Supplement to
Fidelity's Broadly Diversified International Equity Funds
December 29, 2007
Prospectus

Fidelity Diversified International Fund and Fidelity Overseas Fund are composed of multiple classes of shares. References to each fund are deemed to include class where applicable.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section beginning on page 4.

Diversified International
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

14.39%	50.65%	-8.96%	-12.99%	-9.37%	42.38%	19.66%	17.23%	22.52%	16.03%

During the periods shown in the chart for Diversified International:

Returns

Quarter ended

Highest Quarter Return	30.41%	December 31, 1999
Lowest Quarter Return	-17.17%	September 30, 2002
Year-to-Date Return	-9.62%	March 31, 2008
Overseas
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

12.84%	42.89%	-18.33%	-20.22%	-19.45%	44.30%	13.54%	19.29%	20.49%	21.82%

During the periods shown in the chart for Overseas:

Returns

Quarter ended

Highest Quarter Return	25.06%	December 31, 1999
Lowest Quarter Return	-20.74%	September 30, 2002
Year-to-Date Return	-11.57%	March 31, 2008

IBD-08-02 November 7, 2008
1.474896.132

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 6.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

Diversified International
Return Before Taxes	16.03%	23.21%	13.39%
Return After Taxes on Distributions	14.97%	22.58%	12.67%
Return After Taxes on Distributions and Sale of Fund Shares	12.23%	20.71%	11.78%
Morgan Stanley Capital InternationalSM Europe, Australasia, Far East Index (MSCI® EAFE®) (reflects no deduction for fees, expenses, or taxes)	11.33%	21.83%	8.90%
Overseas
Return Before Taxes	21.82%	23.46%	9.27%
Return After Taxes on Distributions	19.47%	22.38%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares	16.76%	20.68%	7.82%
Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE) (reflects no deduction for fees, expenses, or taxes)	11.33%	21.83%	8.90%

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 14.

Effective the close of business on October 25, 2004, new positions in Diversified International may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on October 25, 2004, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by October 25, 2004, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by October 25, 2004, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since October 25, 2004, 4) effective December 16, 2004 by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

Supplement to the
Fidelity® Diversified International Fund
Class K
May 4, 2008
Prospectus

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 12.

As discussed above, Class K shares of the fund are available for purchase only by accounts of participants in eligible group employer retirement plans if Class K of the fund is an investment option under such plans. Effective the close of business on October 25, 2004, new positions in Diversified International may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Class K share investors who did not own shares of the fund on October 25, 2004, generally will not be allowed to buy shares of the fund except that new fund positions may be opened by 1) participants in most group employer retirement plans (and their successor plans) if the fund had been established (or was in the process of being established) as an investment option under the plans (or under another plan sponsored by the same employer) by October 25, 2004 and 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by October 25, 2004.

DIF-K-08-01 November 7, 2008
1.882817.100

Supplement to the
Fidelity® International Small Cap Fund
December 29, 2007
Prospectus

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 16.

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by May 5, 2005, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 25.

Colin Stone is co-manager of Fidelity International Small Cap Fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 25.

Noriko Takahashi is co-manager of Fidelity International Small Cap Fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

ISC-08-03 November 7, 2008
1.778063.117

Supplement to the
Fidelity Advisor International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2007
Prospectus

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 15.

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by May 5, 2005, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section on page 31.

Colin Stone is co-manager of the fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 31.

Noriko Takahashi is co-manager of the fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

AISC-08-03 November 7, 2008
1.790649.116

Supplement to the
Fidelity Advisor International Small Cap Fund
Institutional Class
December 29, 2007
Prospectus

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 14.

Effective the close of business on May 5, 2005, new positions in the fund may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on May 5, 2005, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by May 5, 2005, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by May 5, 2005, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since May 5, 2005, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information replaces the biographical information for Ben Paton found in the "Fund Management" section beginning on page 26.

Colin Stone is co-manager of the fund, which he has managed since April 2008. Since joining Fidelity Investments in 1987, Mr. Stone has worked as a research analyst, associate director of research management, director of investment management and portfolio manager. He also manages funds for investors outside the United States.

The following information replaces the biographical information for Tokuya Sano found in the "Fund Management" section on page 27.

Noriko Takahashi is co-manager of the fund, which she has managed since June 2008. Ms. Takahashi joined Fidelity Investments in March 2008 as a portfolio manager. Prior to joining Fidelity, she was a vice president, a portfolio manager, and the co-head of the Japanese Equity small cap team for Goldman Sachs Asset Management since 2002.

AISCI-08-03 November 7, 2008
1.790650.113

Supplement to
Fidelity Targeted International Equity Funds®
December 29, 2007
Prospectus

Fidelity® China Region Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

Fidelity Emerging Markets Fund is composed of multiple classes of shares. References to the fund are deemed to include class where applicable.

After the close of business on Tuesday, December 30, 2008, shares of Japan Smaller Companies are available to new accounts. Accordingly, the first paragraph under the heading "Buying Shares" on page 26 and the eighth bullet under the heading "Selling Shares" on page 27 will no longer be applicable and will be removed from the prospectus.

The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 8.

China Region
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-5.34%	84.90%	-17.58%	-10.49%	-15.08%	45.49%	11.55%	14.46%	29.67%	46.26%

During the periods shown in the chart for China Region:

Returns

Quarter ended

Highest Quarter Return	38.17%	December 31, 1999
Lowest Quarter Return	-22.99%	June 30, 1998
Year-to-Date Return	-13.28%	March 31, 2008
Emerging Markets
Calendar Years

1998

1999

2000

2001

2002

2003

2004

2005

2006

2007

-26.56%	70.50%	-32.95%	-2.48%	-6.93%	48.80%	22.94%	44.31%	33.39%	45.06%

During the periods shown in the chart for Emerging Markets:

Returns

Quarter ended

Highest Quarter Return	33.41%	December 31, 1999
Lowest Quarter Return	-24.44%	September 30, 1998
Year-to-Date Return	-13.32%	March 31, 2008

TIF-08-07 November 7, 2008
1.483702.160

The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 12.

For the periods ended December 31, 2007

Past 1 year

Past 5 years

Past 10 years

China Region
Return Before Taxes	46.26%	28.64%	14.47%
Return After Taxes on Distributions	42.77%	27.75%	13.63%
Return After Taxes on Distributions and Sale of Fund Shares	33.46%	25.51%	12.64%
MSCI® Golden Dragon Index (reflects no deduction for fees, expenses, or taxes)	37.97%	29.24%	9.83%
Hang Seng Index (reflects no deduction for fees, expenses, or taxes)	42.72%	28.47%	13.33%
Fidelity® China Region Fund Linked Index (reflects no deduction for fees, expenses, or taxes)	37.79%	27.26%	13.56%
LipperSM China Region Funds Average (reflects no deduction for sales charges or taxes)	55.17%	36.15%	15.08%
Emerging Markets
Return Before Taxes	45.06%	38.56%	14.56%
Return After Taxes on Distributions	44.27%	38.42%	14.48%
Return After Taxes on Distributions and Sale of Fund Shares	30.73%	35.17%	13.26%
MSCI EM Index (reflects no deduction for fees, expenses, or taxes)	39.78%	37.46%	14.53%

Beginning January 1, 2009, Japan Smaller Companies' performance will be compared to the Russell/Nomura Mid-Small CapTM Index rather than the Russell/Nomura Small CapTM Index because the Russell/Nomura Mid-Small Cap Index conforms more closely to the fund's investment strategy. The Russell/Nomura Mid-Small Cap Index represents approximately the bottom 50% of the Russell/Nomura Total Market Index. It combines both the Russell/Nomura MidcapTM Index and Russell/Nomura Small Cap Index.

The following information replaces similar information found under the "Buying Shares" heading in the "Shareholder Information" section on page 26.

Effective the close of business on February 28, 2006, new positions in Japan Smaller Companies may no longer be opened. Shareholders of the fund on that date may continue to add to their fund positions existing on that date. Investors who did not own shares of the fund on February 28, 2006, generally will not be allowed to buy shares of the fund except that new fund positions may be opened: 1) by participants in most group employer retirement plans (and their successor plans) if the fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by February 28, 2006, 2) by participants in a 401(a) plan covered by a master record keeping services agreement between Fidelity and a national federation of employers that included the fund as a core investment option by February 28, 2006, 3) for accounts managed on a discretionary basis by certain registered investment advisers that have discretionary assets of at least $500 million invested in mutual funds and have included the fund in their discretionary account program since February 28, 2006, 4) by a mutual fund or a qualified tuition program for which FMR or an affiliate serves as investment manager, and 5) by a portfolio manager of the fund. These restrictions generally will apply to investments made directly with Fidelity and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the fund before an investment is accepted.

The following information supplements the biographical information for Maxime LeMieux found in the "Fund Management" section on page 30.

Effective September 1, 2008, Maxime LeMieux, portfolio manager of Canada, has taken a leave of absence from Fidelity Investments. Mr. LeMieux is expected to return in the winter of 2009.

Also, effective September 1, 2008, Douglas Lober will handle the day to day management of Canada's portfolio during Mr. LeMieux's leave of absence. Mr. Lober joined Fidelity Investments in 1986 and worked as an equity research analyst until 1989. He rejoined Fidelity Investments in 1997 and has since worked as a research analyst and manager.

The following information replaces the biographical information for Allan Liu found in the "Fund Management" section on page 30.

Jessica Tan is manager of Southeast Asia, which she has managed since April 2008. Since joining Fidelity Investments in 2000, Ms. Tan has worked as an analyst and portfolio manager managing funds for investors outside the United States.

The following information supplements the information found in the "Fund Management" section on page 30.

Nicholas Price is co-manager of Japan Smaller Companies, which he has managed since October 2008. He also manages funds for Fidelity International Limited. Since joining Fidelity Investments in 1993, Mr. Price has worked as a Japanese equity research analyst and portfolio manager based in Tokyo.

The following information replaces the biographical information for Kenichi Mizushita found in the "Fund Management" section on page 30.

Kenichi Mizushita is co-manager of Japan Smaller Companies, which he has managed since December 1996. He also manages funds for Fidelity International Limited. Since joining Fidelity Investments in 1985, Mr. Mizushita has worked as a research analyst and portfolio manager.

Effective December 31, 2008, Mr. Price will be the sole manager of Japan Smaller Companies.